Document and Entity Information	6 Months Ended
Jun. 30, 2016 shares
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	19,514,410
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2